Summary of Significant Accounting Policies - Storage Rental (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Storage rental	$ 751,070	$ 708,056	$ 2,870,119	$ 2,754,091	$ 2,681,087
GLOBAL DATA CENTER BUSINESS
Lessor, Lease, Description [Line Items]
Storage rental	87,451	67,157	289,592	263,695	246,925
Power and connectivity | GLOBAL DATA CENTER BUSINESS
Lessor, Lease, Description [Line Items]
Storage rental	$ 28,318	$ 13,133	$ 62,185	$ 47,451	$ 43,269